Inventory, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory, Net
4. Inventory, Net
Inventory, net consists of the following (in thousands):

	September 30, 2023	December 31, 2022
Raw materials and work in process	$13,529	$13,380
Finished goods	18,218	40,680

Total inventory, net	$31,747	$54,060

Adjustments to the carrying value of excess inventory and inventory on hand to net realizable value were $4.3 million and $9.4 million during the three and nine months ended September 30, 2023, respectively, and $0.3 million and $32.3 million during the three and nine months ended September 30, 2022, respectively. These adjustments are included in the unaudited condensed consolidated statements of operations as a component of nutrition and other cost of revenue and connected fitness cost of revenue. The Company recorded $0.9 million and $2.3 million of these adjustments in nutrition and other cost of revenue for the three and nine months ended September 30, 2023, respectively, and $2.6 million and $7.0 million during the three and nine months ended September 30, 2022, respectively. The Company also recorded $3.4 million and $7.1 million of these adjustments in connected fitness cost of revenue for the three and nine months ended September 30, 2023 respectively, and $(2.3) million and $25.3 million during the three and nine months ended September 30, 2022, respectively.

Note 5. Inventory, Net
Inventory, net consists of the following (in thousands):

	December 31,
	2022	2021
Raw materials and work in process	$13,380	$24,436
Finished goods	40,680	108,294

Total inventory	$54,060	$132,730

Adjustments to the carrying value of inventory for excess inventory and inventory on hand and inventory purchase commitments to net realizable value were $39.8 million, $17.5 million and $2.8 million during the years ended December 31, 2022, 2021 and 2020, respectively. These adjustments are included in the consolidated statements of operations as a component of nutrition and other cost of revenue and connected fitness cost of revenue.